Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash dividends per share (in dollars per share)	$ 0.87	$ 0.84	$ 0.79